OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses

	June 30, 2023	December 31, 2022
	(Unaudited)	(Audited)
Government authorities	$1,270	$2,302
Prepaid expenses	2,857	5,008
Advances to suppliers	8,315	4,150
Other receivables	327	434
Total	$12,769	$11,894